Implementation of IFRS 9 and IFRS 15 - Impact of the transitional adjustment (Details) - GBP (£) £ in Millions	Jun. 30, 2018	Jan. 02, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Impact of adopting IFRS 9	£ 3,334
Drawn balance
Disclosure of initial application of standards or interpretations [line items]
Impact of adopting IFRS 9	£ 3,086	£ 3,260	£ 2,227
Accumulated impairment
Disclosure of initial application of standards or interpretations [line items]
Financial assets		273	30
Accumulated impairment | Drawn balance
Disclosure of initial application of standards or interpretations [line items]
Impact of adopting IFRS 9		3,260	2,227
Loans and advances to banks | Accumulated impairment
Disclosure of initial application of standards or interpretations [line items]
Financial assets		1
Loans and advances to customers | Accumulated impairment
Disclosure of initial application of standards or interpretations [line items]
Financial assets		3,223	2,201
Debt securities | Accumulated impairment
Disclosure of initial application of standards or interpretations [line items]
Financial assets		26	26
Other assets | Accumulated impairment
Disclosure of initial application of standards or interpretations [line items]
Financial assets		10
Provisions for undrawn commitments and financial guarantees | Accumulated impairment
Disclosure of initial application of standards or interpretations [line items]
Provisions for undrawn commitments and financial guarantees		£ 3,533	2,257
Increase (decrease) due to application of IFRS 9 related to impairment | Accumulated impairment
Disclosure of initial application of standards or interpretations [line items]
Financial assets			243
Increase (decrease) due to application of IFRS 9 related to impairment | Accumulated impairment | Drawn balance
Disclosure of initial application of standards or interpretations [line items]
Impact of adopting IFRS 9			1,033
Increase (decrease) due to application of IFRS 9 related to impairment | Loans and advances to banks | Accumulated impairment
Disclosure of initial application of standards or interpretations [line items]
Financial assets			1
Increase (decrease) due to application of IFRS 9 related to impairment | Loans and advances to customers | Accumulated impairment
Disclosure of initial application of standards or interpretations [line items]
Financial assets			1,022
Increase (decrease) due to application of IFRS 9 related to impairment | Other assets | Accumulated impairment
Disclosure of initial application of standards or interpretations [line items]
Financial assets			10
Increase (decrease) due to application of IFRS 9 related to impairment | Provisions for undrawn commitments and financial guarantees | Accumulated impairment
Disclosure of initial application of standards or interpretations [line items]
Provisions for undrawn commitments and financial guarantees			£ 1,276